CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Net income	$ 45.0	$ 82.1	$ 22.1
Adjustments to reconcile net income to net cash provided by / (used in) operating activities:
Non-cash share-based compensation expense	11.3	9.1	5.6
Depreciation of non-current assets	148.0	131.2	117.4
Amortization of deferred mobilization and contract preparation costs	49.0	55.7	44.6
Amortization of deferred mobilization, demobilization and other revenue	(49.7)	(96.9)	(61.9)
Amortization of debt discount	6.8	6.8	1.0
Amortization of debt premium	(2.7)	(1.3)	0.0
Amortization of deferred finance charges	13.4	11.5	21.3
Bank commitment, guarantee and other fees	4.4	0.0	(2.9)
Effective interest rate adjustments	0.0	0.0	(19.7)
Loss / (income) from equity method investments	2.7	1.2	(4.9)
Deferred income tax	(3.2)	0.7	(16.5)
Change in assets and liabilities
Amounts due from related parties	79.4	4.0	(29.4)
Trade payables and accrued expenses	(22.4)	37.2	(10.1)
Accrued interest	5.8	(5.4)	(66.1)
Other current and non-current assets	(61.5)	(218.2)	(107.7)
Other current and non-current liabilities	25.6	59.6	56.5
Net cash provided by / (used in) operating activities	251.9	77.3	(50.7)
Cash flows from investing activities
Purchase of property, plant and equipment	(0.3)	(0.5)	(1.5)
Repayment of loan from joint venture	0.0	0.0	9.8
Deposit for acquisition of jack-up drilling rigs	(36.0)	0.0	0.0
Additions to newbuildings	0.0	(354.1)	(1.3)
Additions to jack-up drilling rigs	(88.2)	(54.8)	(111.2)
Net cash used in investing activities	(124.5)	(409.4)	(104.2)
Cash flows from financing activities
Proceeds from share issuance, net of issuance costs	177.2	0.0	58.1
Repayment of debt	(141.5)	(286.1)	(1,800.6)
Cash distributions paid	(4.7)	(76.3)	0.0
Debt proceeds, gross of premium / (net of discount and issuance costs)	159.3	672.0	1,881.5
Purchase of treasury shares	(0.2)	(19.9)	(0.8)
Proceeds from exercise of share options	0.7	2.3	0.8
Net cash provided by financing activities	190.8	292.0	139.0
Net increase / (decrease) in cash, cash equivalents and restricted cash	318.2	(40.1)	(15.9)
Cash, cash equivalents and restricted cash at beginning of the year	62.5	102.6	118.5
Cash, cash equivalents and restricted cash at end of the year	380.7	62.5	102.6
Supplemental Disclosure of Cash Flow Information
Interest paid	(205.1)	(186.9)	(217.4)
Non-cash offset of other current and non-current assets and jack-up drilling rigs, net	(10.0)	(9.3)	0.0
Cash and cash equivalents	379.7	61.6	102.5
Restricted cash	1.0	0.9	0.1
Non-current restricted cash	0.0	0.0	0.0
Total cash and cash equivalents and restricted cash	$ 380.7	$ 62.5	$ 102.6